PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Aerospace & Defense 1.3%
L3Harris Technologies, Inc.	168,320	$ 33,847,469
Auto Components 1.1%
Aptiv PLC	297,472	27,926,671
Biotechnology 1.0%
Exact Sciences Corp.*	172,451	13,970,255
Sage Therapeutics, Inc.*(a)	77,575	12,006,283
		25,976,538
Capital Markets 2.0%
Moody’s Corp.	138,283	31,344,608
TD Ameritrade Holding Corp.	420,760	21,807,991
		53,152,599
Chemicals 1.7%
FMC Corp.	445,236	43,615,319
Commercial Services & Supplies 1.0%
Cintas Corp.	105,317	27,072,788
Construction & Engineering 1.8%
Quanta Services, Inc.	1,133,928	47,216,762
Construction Materials 0.9%
Vulcan Materials Co.	158,620	22,503,419
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc.*	255,998	38,532,819
Electrical Equipment 2.5%
AMETEK, Inc.	650,618	64,417,688
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp. (Class A Stock)	334,380	34,775,520
CDW Corp.	351,673	47,493,439
Cognex Corp.	155,553	7,805,649
		90,074,608

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.3%
Take-Two Interactive Software, Inc.*	287,957	$ 34,943,582
Equity Real Estate Investment Trusts (REITs) 3.2%
Equinix, Inc.	58,645	33,242,918
SBA Communications Corp.	215,874	51,047,725
		84,290,643
Food & Staples Retailing 0.8%
US Foods Holding Corp.*	513,874	20,436,769
Food Products 2.0%
Lamb Weston Holdings, Inc.	417,496	35,061,314
McCormick & Co., Inc.	105,536	17,861,968
		52,923,282
Health Care Equipment & Supplies 6.8%
Cooper Cos., Inc. (The)	61,217	19,166,431
DexCom, Inc.*	137,350	31,221,029
Edwards Lifesciences Corp.*	96,492	23,634,750
Hill-Rom Holdings, Inc.	476,515	51,087,173
Insulet Corp.*(a)	71,847	13,341,988
Teleflex, Inc.	111,460	39,383,276
		177,834,647
Health Care Providers & Services 1.9%
Centene Corp.*	824,519	49,858,664
Health Care Technology 0.9%
Teladoc Health, Inc.*(a)	276,241	23,132,421
Hotels, Restaurants & Leisure 4.2%
Dunkin’ Brands Group, Inc.	296,822	22,721,724
Hilton Worldwide Holdings, Inc.	458,560	48,148,800
Planet Fitness, Inc. (Class A Stock)*	188,649	13,944,934
Vail Resorts, Inc.	99,565	24,161,439
		108,976,897
Household Products 1.5%
Church & Dwight Co., Inc.	547,410	38,450,079

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 2.0%
Roper Technologies, Inc.	146,170	$ 52,675,283
Interactive Media & Services 0.5%
Pinterest, Inc. (Class A Stock)*	631,530	12,302,204
Internet & Direct Marketing Retail 0.4%
Etsy, Inc.*	257,896	11,190,108
IT Services 9.6%
Fidelity National Information Services, Inc.	539,872	74,583,317
Fiserv, Inc.*	581,709	67,617,854
FleetCor Technologies, Inc.*	163,265	50,109,294
Global Payments, Inc.	330,905	59,926,895
		252,237,360
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	232,426	18,773,048
IQVIA Holdings, Inc.*	370,075	54,023,549
		72,796,597
Machinery 3.4%
IDEX Corp.	199,841	32,522,124
Ingersoll-Rand PLC	279,308	36,620,072
Nordson Corp.	65,581	10,875,297
Stanley Black & Decker, Inc.	65,866	10,389,703
		90,407,196
Mortgage Real Estate Investment Trusts (REITs) 1.4%
Starwood Property Trust, Inc.	1,503,360	36,832,320
Multiline Retail 2.4%
Dollar General Corp.	238,768	37,572,533
Dollar Tree, Inc.*	290,803	26,596,842
		64,169,375
Oil, Gas & Consumable Fuels 0.8%
Noble Energy, Inc.	991,286	20,579,097
Pharmaceuticals 1.2%
Catalent, Inc.*	618,084	32,134,187

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 4.3%
CoStar Group, Inc.*	64,946	$ 39,802,806
IHS Markit Ltd.*	730,266	53,053,825
Verisk Analytics, Inc.	126,057	18,590,886
		111,447,517
Real Estate Management & Development 2.9%
CBRE Group, Inc. (Class A Stock)*	937,060	53,431,161
Howard Hughes Corp. (The)*	201,139	22,207,757
		75,638,918
Road & Rail 1.5%
J.B. Hunt Transport Services, Inc.	337,892	39,067,073
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	378,141	42,711,026
Lam Research Corp.	119,183	31,801,600
Marvell Technology Group Ltd.	2,384,514	62,879,634
Microchip Technology, Inc.(a)	187,297	17,707,058
Universal Display Corp.	76,218	14,803,060
		169,902,378
Software 11.7%
Avalara, Inc.*	173,949	13,573,240
Coupa Software, Inc.*	99,714	15,305,102
CyberArk Software Ltd.*	132,257	16,208,095
Guidewire Software, Inc.*	396,242	48,274,163
HubSpot, Inc.*	185,734	28,045,834
Palo Alto Networks, Inc.*	150,718	34,246,144
Paycom Software, Inc.*	74,639	20,660,822
Proofpoint, Inc.*	295,850	35,114,437
ServiceNow, Inc.*	142,376	40,298,103
Splunk, Inc.*	285,011	42,529,341
Trade Desk, Inc. (The) (Class A Stock)*(a)	43,277	11,396,565
		305,651,846
Specialty Retail 5.7%
Advance Auto Parts, Inc.	118,151	18,559,159
Burlington Stores, Inc.*	246,973	55,568,925
Five Below, Inc.*	209,616	25,931,595

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	374,208	$ 43,464,259
Ulta Beauty, Inc.*	22,253	5,204,087
		148,728,025

Total Long-Term Investments (cost $1,483,032,942)		2,560,943,148

Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	54,309,419	54,309,419
PGIM Institutional Money Market Fund (cost $59,993,421; includes $59,886,631 of cash collateral for securities on loan)(b)(w)	59,999,250	60,005,250

Total Short-Term Investments (cost $114,302,840)		114,314,669

TOTAL INVESTMENTS 102.2% (cost $1,597,335,782)		2,675,257,817
Liabilities in excess of other assets (2.2)%		(58,587,481)

Net Assets 100.0%		$ 2,616,670,336

Below is a list of the abbreviation(s) used in the quartery schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,616,437; cash collateral of $59,886,631 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).